EMPLOYEE POST-RETIREMENT BENEFITS - Net Change in Level III Fair Value (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Net change in the Level III fair value category
Plan assets at fair value – beginning of year	$ 4,099
Plan assets at fair value – end of year	4,479	$ 4,099
Significant Unobservable Inputs (Level III)
Net change in the Level III fair value category
Plan assets at fair value – beginning of year	379	362
Purchases and sales	42	35
Realized and unrealized losses	(4)	(18)
Plan assets at fair value – end of year	$ 417	$ 379